Schedule of Investments (unaudited)	iShares® MSCI Europe Financials ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
Erste Group Bank AG	267,036	$11,452,028
Raiffeisen Bank International AG	141,133	4,123,895
		15,575,923
Belgium — 2.8%
Ageas SA/NV	167,187	8,133,261
Groupe Bruxelles Lambert SA	107,541	12,478,109
KBC Group NV	238,277	22,189,063
Sofina SA	14,553	6,439,779
		49,240,212
Denmark — 1.1%
Danske Bank A/S	659,404	11,158,185
Tryg A/S	344,366	8,172,874
		19,331,059
Finland — 3.6%
Nordea Bank Abp	3,087,191	37,808,266
Sampo OYJ, Class A	474,942	25,248,542
		63,056,808
France — 10.9%
Amundi SA(a)	57,501	5,123,174
AXA SA	1,843,668	53,637,804
BNP Paribas SA	1,071,590	71,729,245
CNP Assurances	162,354	4,067,805
Credit Agricole SA	1,110,116	16,748,276
Eurazeo SE	37,630	3,527,203
SCOR SE	152,722	5,141,406
Societe Generale SA	771,563	25,773,231
Wendel SE	25,692	3,422,419
		189,170,563
Germany — 11.7%
Allianz SE, Registered	392,782	91,208,043
Commerzbank AG(b)	957,149	6,989,943
Deutsche Bank AG, Registered(b)	1,966,851	25,264,806
Deutsche Boerse AG	181,193	30,079,317
Hannover Rueck SE	57,271	10,456,761
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	133,467	39,517,752
		203,516,622
Italy — 6.9%
Assicurazioni Generali SpA	1,055,054	22,974,003
FinecoBank Banca Fineco SpA(b)	577,546	11,029,853
Intesa Sanpaolo SpA	15,727,559	44,700,490
Mediobanca Banca di Credito Finanziario SpA(b)	591,300	7,055,819
Poste Italiane SpA(a)	498,247	7,115,878
UniCredit SpA	2,034,261	26,891,791
		119,767,834
Netherlands — 5.4%
ABN AMRO Bank NV, CVA(a)	403,735	5,938,017
Aegon NV	1,703,636	8,641,333
EXOR NV	103,678	9,780,040
ING Groep NV	3,716,231	56,371,144
NN Group NV	257,130	13,745,336
		94,475,870
Norway — 1.5%
DNB Bank ASA	886,863	21,104,390
Gjensidige Forsikring ASA	190,309	4,738,434
		25,842,824
Security	Shares	Value

Spain — 6.8%
Banco Bilbao Vizcaya Argentaria SA	6,350,334	$44,440,438
Banco Santander SA	16,525,346	62,682,009
CaixaBank SA	4,238,517	12,184,313
		119,306,760
Sweden — 7.8%
EQT AB	281,427	14,864,936
Industrivarden AB, Class A	123,495	4,073,896
Industrivarden AB, Class C	151,227	4,919,200
Investor AB, Class B	1,737,415	40,088,980
Kinnevik AB, Class B(b)	231,934	9,103,597
L E Lundbergforetagen AB, Class B	73,353	4,229,036
Skandinaviska Enskilda Banken AB, Class A	1,549,666	24,233,409
Svenska Handelsbanken AB, Class A	1,379,822	15,815,982
Swedbank AB, Class A	864,549	18,750,942
		136,079,978
Switzerland — 14.9%
Baloise Holding AG, Registered	44,081	7,024,750
Banque Cantonale Vaudoise, Registered	29,276	2,357,079
Credit Suisse Group AG, Registered	2,429,186	25,267,679
Julius Baer Group Ltd.	213,582	15,448,830
Partners Group Holding AG	21,599	37,732,463
Swiss Life Holding AG, Registered	30,449	16,703,294
Swiss Re AG	287,078	27,810,826
UBS Group AG, Registered	3,494,353	63,606,583
Zurich Insurance Group AG	143,339	63,530,790
		259,482,294
United Kingdom — 25.2%
3i Group PLC	925,485	17,283,451
Abrdn PLC	2,090,358	7,266,287
Admiral Group PLC	183,162	7,194,998
Aviva PLC	3,743,071	20,197,298
Barclays PLC	16,182,760	44,655,891
Direct Line Insurance Group PLC	1,277,809	5,107,279
Hargreaves Lansdown PLC	340,737	7,170,113
HSBC Holdings PLC	19,459,502	117,246,842
Legal & General Group PLC	5,682,894	22,412,099
Lloyds Banking Group PLC	67,571,902	46,244,908
London Stock Exchange Group PLC	313,569	30,523,982
M&G PLC	2,485,670	6,791,097
Natwest Group PLC	5,502,466	16,590,895
Phoenix Group Holdings PLC	617,428	5,543,593
Prudential PLC	2,493,939	50,896,189
Schroders PLC	118,183	5,854,054
St. James's Place PLC	512,333	11,067,845
Standard Chartered PLC	2,521,777	17,054,777
		439,101,598
Total Common Stocks — 99.5%
(Cost: $1,732,468,236)		1,733,948,345

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	950,000	$950,000

Total Short-Term Investments — 0.0%
(Cost: $950,000)		950,000

Total Investments in Securities — 99.5%
(Cost: $1,733,418,236)		1,734,898,345

Other Assets, Less Liabilities — 0.5%		8,123,869

Net Assets — 100.0%		$1,743,022,214

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$620,000	$330,000	(a)	$—	$—	$—	$950,000	950,000	$8	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	93	12/17/21	$4,560	$104,203
FTSE 100 Index	38	12/17/21	3,756	44,794
				$148,997

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
October 31, 2021

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,733,948,345	$—	$1,733,948,345
Money Market Funds	950,000	—	—	950,000
	$950,000	$1,733,948,345	$—	$1,734,898,345
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$148,997	$—	$148,997

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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